Average Annual Total Returns - Institutional Shares			12 Months Ended	60 Months Ended	80 Months Ended
		Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			13.45%	11.37%	11.57%
Performance Inception Date		May 01, 2019
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	9.81%	10.30%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.10%	8.96%	9.27%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		21.09%	12.15%	13.03%

[1]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[2]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees that a mutual fund pays, such as investment management and fund accounting fees, or taxes. Individuals cannot invest directly in a benchmark index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.